Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	CAD 0
Pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	4,706,000,000	CAD 4,767,000,000
Fair value of plan assets	4,328,000,000	4,277,000,000
Deficit	378,000,000	490,000,000
Effect of asset limit	0	0
Deficit and net defined benefit liability	378,000,000	490,000,000
Pension plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(383,000,000)	(292,000,000)
Pension plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	761,000,000	782,000,000
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	665,000,000	682,000,000
Fair value of plan assets	587,000,000	603,000,000
Deficit	78,000,000	79,000,000
Effect of asset limit	0	0
Deficit and net defined benefit liability	78,000,000	79,000,000
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(72,000,000)	(63,000,000)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	CAD 150,000,000	CAD 142,000,000